UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23027

John Hancock Collateral Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone

Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant’s telephone number, including area code: 617-663-4497

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2015

ITEM 1. REPORT TO SHAREHOLDERS.

John Hancock

Collateral Trust

Semiannual report 6/30/15

John Hancock
Collateral Trust

Table of contents

2	Portfolio summary
3	Your expenses
5	Fund's investments
7	Financial statements
10	Financial highlights
11	Notes to financial statements
14	Evaluation of advisory and subadvisory agreements by the board of trustees
19	More information

Portfolio Summary

INVESTMENT OBJECTIVE

The fund seeks current income, while maintaining adequate liquidity, safeguarding the return of principal and minimizing risk of default.

PORTFOLIO COMPOSITION AS OF 6/30/15 (%)

TOP 10 ISSUERS AS OF 6/30/15 (%)

Credit Suisse, 0.420% to 5.125%, 8-15-15 to 1-28-16	7.3
Toyota Motor Credit Corp., 0.282% to 0.875%, 7-17-15 to 8-26-15	6.9
Bank of Tokyo-Mitsubishi UFJ, Ltd., 0.120% to 0.140%, 7-6-15 to 7-7-15	5.1
Chariot Funding LLC, 0.270% to 0.400%, 8-21-15 to 1-15-16	5.1
CAFCO LLC, 0.280% to 0.320%, 8-11-15 to 11-2-15	4.7
Electricite de France SA, 0.100% to 0.500%, 7-7-15 to 1-6-16	4.5
Old Line Funding LLC, 0.070% to 0.270%, 7-1-15 to 8-7-15	4.4
Thunder Bay Funding LLC. 0.070% to 0.296%, 7-1-15 to 12-14-15	3.9
Chase Bank USA NA, 0.284% to 0.380%, 12-7-15	3.9
MetLife Short Term Funding LLC, 0.130%, 7-7-15 to 7-23-15	3.8
TOTAL	49.6
As a percentage of net assets.

A note about risks

Fixed-income investments are subject to interest-rate and credit risk; their value will normally decline as interest rates rise or if a creditor or grantor is unable or unwilling to make principal or interest payments. Investing in foreign securities may entail the risk of currency fluctuations or heightened economic and political instability. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Certain market conditions, including reduced trading volume, heightened volatility, or rising interest rates, may impair liquidity, the ability of the fund to sell securities at advantageous prices. A fund that invests in particular sectors is particularly susceptible to the impact of market, economic, regulatory, and other factors affecting those sectors. Please see the fund's registration statement for additional risks.

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

•	Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
•	Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are presenting only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the fund's actual ongoing operating expenses, and is based on the fund's actual return. It assumes an account value of $1,000.00 on February 2, 2015, with the same investment held until June 30, 2015.

	Account value on 2-2-2015	Ending value on 6-30-2015	Expenses paid during period ended 6-30-2015[1]	Annualized expense ratio
Shares	$1,000.00	$1,000.50	0.29	0.07%

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at June 30, 2015, by $1,000.00, then multiply it by the "expenses paid" for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Hypothetical example for comparison purposes

This table allows you to compare the fund's ongoing operating expenses with those of any other fund. It provides an example of the fund's hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund's actual return). It assumes an account value of $1,000.00 on January 1, 2015, with the same investment held until June 30, 2015. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

	Account value on 1-1-2015	Ending value on 6-30-2015	Expenses paid during period ended 6-30-2015[2]	Annualized expense ratio
Shares	$1,000.00	$1,024.40	0.35	0.07%

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the registration statement for details regarding transaction costs.

1	Expenses are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 150/365 (to reflect the period from February 2, 2015 (commencement of operations) to June 30, 2015.
2	Expenses are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Fund's investments

As of 6-30-15 (unaudited)
	Maturity Date	Yield* (%)	Par value	Value
Commercial paper 57.2%				$786,985,932
(Cost $786,985,932)
Air Liquide SA	09-16-15	0.250	$30,000,000	29,983,958
Bank of Tokyo-Mitsubishi UFJ, Ltd.	07-06-15 to 07-07-15	0.120 to 0.140	70,000,000	69,998,622
BNP Paribas	07-01-15	0.020	45,000,000	45,000,000
CAFCO LLC	08-11-15 to 11-02-15	0.280 to 0.320	65,000,000	64,956,995
Caisse Centrale Desjardins	07-02-15	0.120	6,000,000	5,999,980
Cargill, Inc.	07-01-15	0.080	42,500,000	42,500,000
Chariot Funding LLC	08-21-15 to 01-15-16	0.270 to 0.400	69,900,000	69,806,708
Commonwealth Bank of Australia	07-01-15	0.100	22,000,000	22,000,000
Credit Suisse New York	10-07-15	0.420	5,000,000	4,994,283
Electricite de France SA	07-07-15 to 01-06-16	0.100 to 0.500	62,450,000	62,404,257
Emerson Electric Company	07-06-15	0.080	4,000,000	3,999,956
Essilor International SA	09-14-15 to 01-29-16	0.290 to 0.390	45,000,000	44,938,963
Exxon Mobil Corp.	07-01-15	0.050	22,000,000	22,000,000
Henkel of America, Inc.	07-09-15	0.200	16,900,000	16,899,249
Illinois Tool Works, Inc.	07-02-15	0.090	2,100,000	2,099,995
Jupiter Securitization Company LLC	09-24-15 to 02-04-16	0.280 to 0.400	50,000,000	49,922,916
MetLife Short Term Funding LLC	07-07-15 to 07-23-15	0.130	52,000,000	51,997,371
Nestle Finance International, Ltd.	07-02-15	0.060	22,000,000	21,999,963
Novartis Finance Corp.	07-01-15	0.080	32,000,000	32,000,000
Old Line Funding LLC	07-01-15 to 08-07-15	0.070 to 0.270	60,000,000	59,986,725
Sumitomo Mitsui Banking Corp.	07-06-15 to 08-27-15	0.120 to 0.300	41,000,000	40,995,998
Thunder Bay Funding LLC	07-01-15	0.070	19,000,000	19,000,000
United Parcel Service, Inc.	07-08-15	0.010	3,500,000	3,499,993
Corporate interest-bearing obligations 24.7%				$339,473,629
(Cost $339,534,074)
American Honda Finance Corp. (S)	09-21-15	2.500	20,810,000	20,906,413
Caisse Centrale Desjardins (S)	09-16-15	2.650	23,500,000	23,601,285
Canadian Imperial Bank of Commerce	10-01-15	0.900	16,000,000	16,017,616
Credit Suisse USA, Inc.	08-15-15	5.125	12,490,000	12,557,259
General Electric Capital Corp.	01-08-16	1.000	2,740,000	2,747,721
Honeywell International, Inc. (P)	11-17-15	0.326	15,000,000	15,000,615
Macquarie Bank, Ltd. (P)(S)	12-08-15	0.394	22,000,000	22,000,000
Thunder Bay Funding LLC (P)(S)	12-14-15	0.296	35,000,000	35,000,000
Toyota Motor Credit Corp. (P)	08-26-15	0.282	77,000,000	76,966,228
Toyota Motor Credit Corp.	07-17-15	0.875	18,000,000	18,003,438
US Bank NA (P)	04-22-16	0.396	50,000,000	50,032,350
Wells Fargo & Company (P)	10-28-15 to 07-20-16	0.479 to 0.805	43,577,000	43,640,305
Wells Fargo Bank NA (P)	07-20-15	0.555	3,000,000	3,000,399

5SEE NOTES TO FINANCIAL STATEMENTS

	Maturity Date	Yield* (%)		Par value	Value
U.S. Government Agency obligations 2.2%					$29,998,740
(Cost $29,999,594)
Federal Home Loan Bank (P)	10-08-15	0.124		$30,000,000	29,998,740
Certificate of deposit 12.9%					$177,359,096
(Cost $177,359,096)
Chase Bank USA NA (P)	12-07-15	0.284		40,000,000	40,000,000
Chase Bank USA NA	12-07-15	0.380		13,000,000	13,000,000
Credit Suisse New York (P)	08-24-15 to 01-28-16	0.602 to 0.654		83,320,000	83,360,402
Rabobank USA Financial Corp. (P)	02-05-16	0.329		20,000,000	19,998,694
Royal Bank of Canada (P)	02-23-16	0.307		21,000,000	21,000,000
Asset backed securities 1.2%					$16,599,406
(Cost $16,599,406)
AmeriCredit Automobile Receivables Trust, Series 2015-1, Class A1	01-08-16	0.300		2,322,172	2,322,266
AmeriCredit Automobile Receivables Trust, Series 2015-2, Class A1	04-08-16	0.400		14,277,140	14,277,140
		Yield (%)		Shares	Value
Money market funds 1.8%					$25,000,000
(Cost $25,000,000)
State Street Institutional Liquid Reserves Fund		0.1092(Y	)	25,000,000	25,000,000
				Par value	Value
Repurchase agreement 0.0%					$422,000
(Cost $422,000)
Repurchase Agreement with State Street Corp. dated 6-30-15 at 0.000% to be repurchased at $422,000 on 7-1-15, collateralized by $425,000 U.S. Treasury Notes, 2.000% due 2-28-21 (valued at $430,823, including interest)				422,000	422,000
Total investments (Cost $1,375,900,102)† 100.0%					$1,375,838,803
Other assets and liabilities, net 0.0%					$569,527
Total net assets 100.0%					$1,376,408,330

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Key to Security Abbreviations and Legend
(P)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(Y)	The rate shown is the annualized seven-day yield as of 6-30-15.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
†	At 6-30-15, the aggregate cost of investment securities for federal income tax purposes was $1,375,900,102. Net unrealized depreciation aggregated $61,299 of which $9,800 related to appreciated investment securities and $71,099 related to depreciated investment securities.

SEE NOTES TO FINANCIAL STATEMENTS6

Financial statements

STATEMENT OF ASSETS AND LIABILITIES 6-30-15 (unaudited)

Assets
Investments, at value (Cost $1,375,900,102)	$1,375,838,803
Cash	445
Interest receivable	944,228
Other receivables and prepaid expenses	16,180
Total assets	1,376,799,656
Liabilities
Distributions payable	242,543
Payable to affiliates
Accounting and legal services fees	35,928
Transfer agent fees	11,059
Trustees' fees	988
Other liabilities and accrued expenses	100,808
Total liabilities	391,326
Net assets	$1,376,408,330
Net assets consist of
Paid-in capital	$1,376,468,487
Accumulated distributions in excess of net investment income	(797)
Accumulated net realized gain (loss) on investments	1,939
Net unrealized appreciation (depreciation) on investments	(61,299)
Net assets	$1,376,408,330

Net asset value per share
Based on 137,569,505 shares of beneficial interest outstanding — unlimited number of shares authorized with no par value	$10.01

7SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS  For the period ended 6-30-15 (unaudited)1

Investment income
Interest	$1,575,738
Expenses
Investment management fees	4,087,206
Accounting and legal services fees	82,584
Transfer agent fees	27,726
Trustees' fees	4,394
Professional fees	20,117
Custodian fees	99,100
Registration and filing fees	1,500
Other	8,270
Total expenses	4,330,897
Less expense reductions	(3,716,257)
Net expenses	614,640
Net investment income	961,098
Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments	1,939
Change in net unrealized appreciation (depreciation) of
Investments	(61,299)
Net realized and unrealized loss	(59,360)
Increase in net assets from operations	$901,738

1	Period from 2-2-15 (commencement of operations) to 6-30-15.

SEE NOTES TO FINANCIAL STATEMENTS8

STATEMENT OF CHANGES IN NET ASSETS

Period ended 6-30-15[1]
(unaudited)
Increase (decrease) in net assets
From operations
Net investment income	$961,098
Net realized gain	1,939
Change in net unrealized appreciation (depreciation)	(61,299)
Increase in net assets resulting from operations	901,738
Distributions to shareholders
From net investment income	(961,895)
From fund share transactions
Sold	12,592,344,439
Repurchased	(11,215,875,952)
Total from Fund share transactions	1,376,468,487
Total increase	1,376,408,330
Net assets
Beginning of period	—
End of period	$1,376,408,330
Accumulated distributions in excess of net investment income	($797)
Share activity
Shares sold	1,258,577,314
Shares repurchased	(1,121,007,809)
End of period	137,569,505

1	Period from 2-2-15 (commencement of operations) to 6-30-15.

9SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights

Period ended	6-30-15	[1]
Per share operating performance
Net asset value, beginning of period	$10.01
Net investment income[2]	—	[3]
Net realized and unrealized gain on investments	—	[3]
Total from investment operations	—	[3]
Less distributions
From net investment income	—	[3]
Net asset value, end of period	$10.01
Total return (%)[4]	0.05	[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$1,376
Ratios (as a percentage of average net assets):
Expenses before reductions	0.52	[6]
Expenses including reductions	0.07	[6]
Net investment income	0.12	[6]
Portfolio turnover (%)[7]	0	[8]

1	Period from 2-2-15 (commencement of operations) to 6-30-15. Unaudited.
2	Based on average daily shares outstanding.
3	Less than $0.005 per share.
4	Total return would have been lower had certain expenses not been reduced during the period.
5	Not annualized.
6	Annualized.
7	The calculation of portfolio turnover excludes amounts from all securities whose maturities or expiration dates at the time of acquisition were one year or less, which represents a significant amount of the investments held by the fund.
8	During the period ended June 30, 2015, securities purchased and/or sold by the fund utilized in the calculation of the portfolio turnover were acquired with less than one year until maturity. As a result, the portfolio turnover is 0%.

SEE NOTES TO FINANCIAL STATEMENTS10

Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock Collateral Trust (the fund) is a series of John Hancock Collateral Trust (the Trust) a Massachusetts business trust. The fund and the Trust were both organized on December 4, 2014. The fund is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). However, beneficial interests of the fund are not being registered under the Securities Act of 1933, as amended. The current investors in the fund are investment companies advised by John Hancock Advisers, LLC, the fund's investment advisor (the Advisor), or its affiliates. The fund serves primarily as an investment vehicle for cash received as collateral by such affiliated funds for participation in securities lending.

The investment objective of the fund is to seek current income, while maintaining adequate liquidity, safeguarding the return of principal and minimizing risk of default. The fund invests only in U.S. dollar denominated securities rated, at the time of investment, within the two highest short-term credit categories and their unrated equivalents. The fund's net asset value (NAV) varies daily.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Securities that trade only in the over-the-counter market are valued using bid prices. Certain short-term securities with maturities of 60 days or less at the time of purchase are valued at amortized cost. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of June 30, 2015, all investments are categorized as Level 2 except for money market funds, which are categorized as Level 1 under the hierarchy described above.

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Expenses. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Federal income taxes. The fund intends to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are distributed annually.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period.

Note 3 — Guarantees and indemnifications

Under the fund's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

The Advisor serves as investment advisor for the fund. John Hancock Funds, LLC (the Placement Agent) performs services related to the offering and sale of shares of the fund. The Advisor and Placement Agent are indirect wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor. Under the investment management contract, the fund pays a daily management fee to the Advisor at the annual rate of: (a) 0.50% of the first $1.5 billion of the fund's average daily net assets and (b) 0.48% of the fund's average daily net assets in excess of $1.5 billion. The Advisor has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (US)

LLC, an indirectly owned subsidiary of MFC and affiliated of the Advisor. The fund is not responsible for payment of the subadvisory fees.

Effective February 2, 2015, the Advisor has contractually agreed to waive its advisory fee by 0.45% of the fund's average net assets. The expense waiver will remain in effect until April 30, 2016, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time and may be terminated at any time thereafter.

The expense reductions described above amounted to $3,716,257 for the period ended June 30, 2015.

The investment management fees, including the impact of the waivers as described above, incurred for the period ended June 30, 2015 were equivalent to a net annual effective rate of 0.04% of the fund's average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These accounting and legal services fees incurred for the period ended June 30, 2015 amounted to an annual rate of 0.01% of the fund's average daily net assets.

Transfer agent fees. The fund has a transfer agent agreement with John Hancock Signature Services, Inc. (the Transfer Agent), an affiliate of the Advisor. Monthly, the fund pays the transfer agent fee which is based on an annual rate of $60,000. Prior to April 1, 2015, the transfer agent fee was based on an annual rate of $100,000. The fund also pays certain out-of-pocket expenses to the Transfer Agent.

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates.

Note 5 — Purchase and sale of securities

Purchases and proceeds from sales or maturities of securities, other than short-term investments, during the period ended June 30, 2015, aggregated $126,092,000 and $0, respectively.

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

Approval of Advisory and Subadvisory Agreements

At in-person meetings held on December 15-17, 2014, the Board of Trustees (the Board) of John Hancock Collateral Trust (the Trust), including all of the Trustees who are not considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), approved the establishment of John Hancock Collateral Trust (the New Fund).

This section describes the evaluation by the Board of:

(a)	an advisory agreement between the Trust and John Hancock Advisers, LLC (the Advisor) (the Advisory Agreement); and
(b)	a subadvisory agreement between the Advisor and John Hancock Asset Management a division of Manulife Asset Management (US) LLC (the Subadvisor) with respect to the New Fund (the Subadvisory Agreement).

In considering the Advisory Agreement and the Subadvisory Agreement with respect to the New Fund, the Board received in advance of the meetings a variety of materials relating to the New Fund, the Advisor and the Subadvisor, including comparative fee and expense information for a peer group of similar mutual funds, and including with respect to the Subadvisor, performance information for comparatively managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent, and quality of services to be provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor's anticipated revenues and costs of providing services to the New Fund and any compensation paid to affiliates of the Advisor. The Board also took into account discussions with management and information provided to the Board at prior meetings with respect to the services provided by the Advisor and the Subadvisor to other funds in the John Hancock group of funds complex (the Funds), including quarterly performance reports prepared by management containing reviews of investment results, and periodic presentations from the Subadvisor with respect to the other funds that it manages. The Board noted the affiliation of the Subadvisor with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of the non-advisory services, if any, to be provided to the New Fund by the Advisor's affiliates, including placement services. The Board also took into account information with respect to the New Fund presented at its September 24-26, 2014 in-person meeting.

Throughout the process, the Board asked questions of and were afforded the opportunity to request additional information from management. The Board is assisted by legal counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed Advisory Agreement and Subadvisory Agreement and discussed the proposed Advisory Agreement and Subadvisory Agreement in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement

In approving the Advisory Agreement with respect to the New Fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and does not treat any single factor as determinative, and each Trustee may attribute different weights to different factors. The Board's conclusions may be based in part on its consideration of the advisory and subadvisory arrangements for other Funds in prior years.

Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent and quality of services to be provided to the New Fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor's compliance and regulatory history. The Board also noted that, on a regular basis, it receives and reviews information from the Trust's Chief Compliance Officer (CCO) regarding the Funds' compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considered the Advisor's risk management processes. The Board considered that the Advisor will be responsible for the management of the day-to-day operations of the New Fund, including but not limited to, general supervision of and coordination of the services to be provided by the Subadvisor, and also will be responsible for monitoring and reviewing the activities of the Subadvisor and third-party service providers.

In considering the nature, extent and quality of the services to be provided by the Advisor, the Trustees also took into account their knowledge of the Advisor's management and the quality of the performance of the Advisor's duties, through Board meetings, discussions and reports during the preceding year and through each Trustee's experience as a Trustee and of the other John Hancock trusts.

In the course of its deliberations regarding the Advisory Agreement, the Board considered, among other things:

(a)	the skills and competency with which the Advisor has in the past managed the Funds' affairs and its subadvisory relationships, the Advisor's oversight and monitoring of the Subadvisor's investment performance and compliance programs, such as the Subadvisor's compliance with fund policies and objectives; review of brokerage matters, including with respect to trade allocation and best execution; and the Advisor's timeliness in responding to performance issues;
(b)	the background, qualifications, and skills of the Advisor's personnel;
(c)	the Advisor's compliance policies and procedures and its responsiveness to regulatory changes and mutual fund industry developments;
(d)	the Advisor's administrative capabilities, including its ability to supervise the other service providers for the Funds;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the New Fund; and
(f)	the Advisor's reputation and experience in serving as an investment advisor to the Funds, and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.

The Board concluded that Advisor may reasonably be expected to provide a high quality of services under the Advisory Agreement with respect to the New Fund.

Investment performance. In connection with its consideration of the Advisory Agreement, the Board considered, at this and at prior meetings, the performance of other comparable funds or accounts, if any, managed by the Advisor and Subadvisor and the performance of their respective benchmarks and/or peer groups. The Board also noted that it reviews at its regularly scheduled meetings information about the performance of other John Hancock Funds managed by the Advisor and the Subadvisor.

Fees and Expenses. The Board reviewed comparative information including, among other data, the New Fund's anticipated management fees and total net expenses as compared to similarly situated investment companies deemed to be comparable to the New Fund. The Board noted that the New Fund's anticipated management fees, which include both advisory and administrative costs, were lower than the peer group median. The Board also noted that the New Fund's anticipated total net expenses were above the peer group median. The Board took into account management's discussion of the New Fund's anticipated expenses. The Board reviewed information provided by the Advisor concerning investment advisory fees charged to other clients (including other Funds) having similar investment mandates, if any. The Board considered any differences between the Advisor's and Subadvisor's services to the New Fund and the services they provide to other such comparable clients or funds.

The Board took into account management's discussion with respect to the proposed advisory/subadvisory fee structure, including the amount of the advisory fee to be retained by the Advisor after payment of the subadvisory fee. The Board also noted that the Advisor, and not the New Fund, would be responsible for paying the subadvisory fees. The Board also noted

that the Advisor has agreed to waive fees and/or reimburse expenses with respect to the New Fund. The Board also noted certain actions taken over the past several years to reduce the Funds' operating expenses.

The Board concluded that the advisory fees to be paid by the New Fund are reasonable.

Profitability/Indirect Benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including the Subadvisor) from the Advisor's relationship with the New Fund, the Board:

(a)	considered the financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the anticipated net profitability to the Advisor and its affiliates with respect to the New Fund;
(c)	considered that the Advisor will also provide administrative services to the New Fund on a cost basis pursuant to an administrative services agreement;
(d)	noted that the Subadvisor is an affiliate of the Advisor;
(e)	noted that affiliates of the Advisor will provide transfer agency services and placement services to the New Fund;
(f)	noted that the Advisor will derive reputational and other indirect benefits from providing advisory services to the New Fund;
(g)	noted that the subadvisory fees for the New Fund will be paid by Advisor; and
(h)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it will provide to the New Fund and the entrepreneurial risk that it assumes as Advisor.

Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates (including the Subadvisor) from their relationship with the New Fund is reasonable and not excessive.

Economies of Scale. In considering the extent to which economies of scale would be realized if the New Fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:

(a)	considered that the Advisor has agreed to waive a portion of its management fee and/or reimburse or pay operating expenses of the New Fund to reduce operating expenses;
(b)	reviewed the New Fund's advisory fee structure and concluded that: (i) the New Fund's fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the New Fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the New Fund to benefit from economies of scale if the New Fund grows. The Board also took into account management's discussion of the New Fund's advisory fee structure; and
(c)	the Board also considered the potential effect of the New Fund's future growth in size on its performance and fees. The Board also noted that if the New Fund's assets increase over time, the New Fund may realize other economies of scale.

Approval of Subadvisory Agreement

In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:

(a)	information relating to the Subadvisor's business, including current subadvisory services (to other funds in the John Hancock family of funds);
(b)	the performance of comparable funds, as applicable, managed by the Subadvisor; and
(c)	the proposed subadvisory fee for the New Fund.

Nature, Extent, and Quality of Services. With respect to the services to be provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, as well as took into account information presented throughout the past year. The Board considered the Subadvisor's current level of staffing and its overall resources, as well received information relating to the Subadvisor's compensation program. The Board reviewed the Subadvisor's history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor's investment and compliance personnel who will provide services to the New Fund. The Board also considered, among other things, the Subadvisor's compliance program and any disciplinary history. The Board also considered the Subadvisor's risk assessment and monitoring processes. The Board reviewed the Subadvisor's regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular periodic reviews of the Subadvisor and its operations in regard to the Funds, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust's CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which include evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed by it to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.

The Board considered the Subadvisor's investment processes and philosophies. The Board took into account that the Subadvisor's responsibilities will include the development and maintenance of an investment program for the New Fund that is consistent with the New Fund's investment objectives, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor's brokerage policies and practices, including with respect to best execution and soft dollars.

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship to the New Fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the New Fund. The Board also received information and took into account any other potential conflicts of interests the Advisor might have in connection with the Subadvisory Agreement.

In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor's relationship with the New Fund, such as the opportunity to provide advisory services to additional John Hancock Funds and reputational benefits.

Subadvisory fees. The Board considered that the New Fund will pay advisory fees to the Advisor and that, in turn, the Advisor will pay subadvisory fees to the Subadvisor. The Board considered the New Fund's subadvisory fees compared to similarly situated investment companies deemed to be comparable to the New Fund, as applicable. The Board noted the limited size of the peer group. The Board also took into account the subadvisory fees paid by the Advisor and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.

Subadvisor performance. The Board considered performance results of comparable funds managed by the Subadvisor against an applicable benchmark. The Board also noted that it reviews at its regularly scheduled meetings information about the performance of other John Hancock Funds managed by the Advisor and the Subadvisor. The Board noted the Advisor's expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor's focus on the Subadvisor's performance. The Board also noted the Subadvisor's long-term performance record for similar accounts, as applicable.

The Board's decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:

(1)	The Subadvisor has extensive experience and demonstrated skills as a manager, and currently subadvises other Funds and the Board is generally satisfied with the Subadvisor's management of these funds, and may reasonably be expected to provide a high quality of investment management services to the New Fund;

(2)	the proposed subadvisory fees are reasonable in relation to the level and quality of services to be provided; and
(3)	subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the New Fund in order to permit shareholders to benefit from economies of scale if the New Fund grows.
* * *

Based on the Board's evaluation of all factors that it deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, concluded that approval of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the New Fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement.

More information

Trustees

James M. Oates, Chairperson
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*
James R. Boyle†#
Craig Bromley†
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Theron S. Hoffman*
Deborah C. Jackson
Hassell H. McClellan
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Placement agent

John Hancock Funds, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

*Member of the Audit Committee
†Non-Independent Trustee
#Effective 3-10-15

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund's Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

Family of funds

DOMESTIC EQUITY FUNDS

Balanced

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

Large Cap Equity

New Opportunities

Select Growth

Small Cap Equity

Small Cap Value

Small Company

Strategic Growth

U.S. Equity

U.S. Global Leaders Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Global Equity

Global Shareholder Yield

Greater China Opportunities

International Core

International Growth

International Small Company

International Value Equity

INCOME FUNDS

Bond

California Tax-Free Income

Core High Yield

Emerging Markets Debt

Floating Rate Income

Focused High Yield

Global Income

Government Income

High Yield Municipal Bond

Income

INCOME FUNDS (continued)

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Equity

Financial Industries

Global Absolute Return Strategies

Global Conservative Absolute Return

Natural Resources

Redwood

Regional Bank

Seaport

Technical Opportunities

ASSET ALLOCATION

Income Allocation Fund

Lifestyle Aggressive Portfolio

Lifestyle Balanced Portfolio

Lifestyle Conservative Portfolio

Lifestyle Growth Portfolio

Lifestyle Moderate Portfolio

Retirement Choices Portfolios (2010-2055)

Retirement Living Portfolios (2010-2055)

Retirement Living II Portfolios (2010-2055)

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

The fund's investment objectives, risks, charges, and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit the fund's website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

John Hancock Investments

A trusted brand

John Hancock has helped individuals and institutions build and protect wealth since 1862. Today, we are one of America's strongest and most-recognized brands.

A better way to invest

As a manager of managers, we search the world to find proven portfolio teams with specialized expertise for every fund we offer, then apply vigorous investment oversight to ensure they continue to meet our uncompromising standards.

Results for investors

Our unique approach to asset management has led to a diverse set of investments deeply rooted in investor needs, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC 601 Congress Street ■ Boston, MA 02210-2805 800-225-5291 ■ jhinvestments.com
This report is for the information of the shareholders of John Hancock Collateral Trust. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
315SA 6/15 8/15

ITEM 2. CODE OF ETHICS.

Not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)	Not applicable.
(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached “John Hancock Funds – Nominating, Governance and Administration Committee Charter”.

ITEM 11. CONTROLS AND PROCEDURES.

(a)           Based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant’s principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)           There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)           Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)           Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1)     Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Nominating, Governance and Administration Committee Charter”.

(c)(2)     Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Collateral Trust

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:  August 19, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:  August 19, 2015

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date:  August 19, 2015